Brandes Separately Managed Account Reserve Trust
Schedule of Investments
December 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 0.01%
Household Durables - 0.01%
Urbi Desarrollos Urbanos SA de CV (a)	176,124	$8,477
TOTAL COMMON STOCKS (Cost $1,887,388)		$8,477

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 3.51%
Student Loan - 3.51%
SLM Private Credit Student Loan Trust 2004-B
Series 2004-B, 2.324% (3M LIBOR + 0.043%), 9/15/2033 (d)	$1,500,000	$1,437,327
SLM Private Credit Student Loan Trust 2005-A
Series 2005-A, 2.204% (3M LIBOR + 0.031%), 12/15/2038 (d)	1,865,000	1,808,332
SLM Private Credit Student Loan Trust 2006-A
Series 2006-A, 2.184% (3M LIBOR + 0.029%), 6/15/2039 (d)	3,087,347	3,007,494
TOTAL ASSET BACKED SECURITIES (Cost $5,964,479)		$6,253,153

CORPORATE BONDS - 51.15%
Automobiles - 3.86%
Ford Motor Credit Co. LLC
8.125%, 1/15/2020	$3,405,000	$3,411,365
General Motors Financial Co., Inc.
2.650%, 4/13/2020	3,460,000	3,464,296
		6,875,661
Banks - 9.20%
Citibank NA
2.100%, 6/12/2020	3,092,000	3,093,523
Goldman Sachs Group, Inc.
3.000%, 4/26/2022	3,405,000	3,448,006
JPMorgan Chase & Co.
5.406% (3M LIBOR + 3.470%), Perpetual (d)	3,083,000	3,110,747
USB Capital IX
3.500% (3M LIBOR + 1.020%, minimum of 3.500%), Perpetual (d)	5,575,000	4,878,125
Wells Fargo & Co.
5.664% (3M LIBOR + 3.770%), Perpetual (d)	1,817,000	1,839,713
		16,370,114
Commercial Services & Supplies - 5.11%
ADT Corp.
3.500%, 7/15/2022	7,270,000	7,401,805
Iron Mountain, Inc.
4.875%, 9/15/2027 (b)	1,640,000	1,693,300
		9,095,105
Consumer Products - 3.32%
Avon International Operations, Inc.
7.875%, 8/15/2022 (b)	3,695,000	3,852,037
Wyndham Destinations, Inc.
3.900%, 3/1/2023	2,035,000	2,055,350
		5,907,387
Food, Beverage & Tobacco - 1.55%
Pilgrim's Pride Corp.
5.750%, 3/15/2025 (b)	2,665,000	2,754,624
Homebuilders - 3.51%
PulteGroup, Inc.
5.500%, 3/1/2026	3,920,000	4,380,600
Toll Brothers Finance Corp.
4.875%, 11/15/2025	1,710,000	1,863,900
		6,244,500
Insurance - 1.63%
American International Group, Inc.
6.400%, 12/15/2020	2,785,000	2,900,055
Media - 1.05%
Netflix, Inc.
5.375%, 2/1/2021	1,815,000	1,871,719

Nondepository Credit Intermediation - 1.09%
Ford Motor Credit Co LLC
5.875%, 8/2/2021	1,850,000	1,936,813

Oil, Gas & Consumable Fuels - 11.06%
BP Capital Markets Plc
3.506%, 3/17/2025	3,375,000	3,593,535
Chesapeake Energy Corp.
7.000%, 10/1/2024	5,105,000	3,075,762
Chevron Corp.
2.100%, 5/16/2021	3,460,000	3,481,850
Kinder Morgan, Inc.
4.300%, 6/1/2025	1,921,000	2,084,256
Occidental Petroleum Corp.
3.500%, 6/15/2025	1,705,000	1,760,791
Range Resources Corp.
5.000%, 3/15/2023	6,195,000	5,698,285
		19,694,479
Technology - 4.43%
Microsoft Corp.
2.400%, 2/6/2022	3,460,000	3,508,911
VMware, Inc.
3.900%, 8/21/2027	4,176,000	4,371,535
		7,880,446
Telecommunications - 5.34%
AT&T, Inc.
3.000%, 6/30/2022	5,235,000	5,347,810
Frontier Communications Corp.
6.250%, 9/15/2021	5,640,000	2,721,300
Telefonica Emisiones SA
5.462%, 2/16/2021	1,390,000	1,442,679
		9,511,789
TOTAL CORPORATE BONDS (Cost $89,525,963)		$91,042,692

FEDERAL AND FEDERALLY SPONSORED CREDITS - 13.08%
Federal Home Loan Mortgage Corporation - 5.37%
Pool G1-8578, 3.000%, 12/1/2030	$1,768,042	$1,821,473
Pool SD-8001, 3.500%, 7/1/2049	5,166,056	5,310,900
Pool SD-8003, 4.000%, 7/1/2049	2,340,258	2,432,903
		9,565,276
Federal National Mortgage Association - 7.71%
Pool CA1624, 3.000%, 4/1/2033	2,373,306	2,443,706
Pool AS6201, 3.500%, 11/1/2045	1,262,140	1,317,924
Pool AL9865, 3.000%, 2/1/2047	1,582,533	1,620,759
Pool BN6683, 3.500%, 6/1/2049	3,232,374	3,324,675
Pool MA3687, 4.000%, 6/1/2049	4,828,810	5,019,150
		13,726,214
TOTAL FEDERAL AND FEDERALLY SPONSORED CREDITS (Cost $22,988,625)		$23,291,490

OTHER MORTGAGE RELATED SECURITIES - 0.00%
Collateralized Mortgage Obligations - 0.00%
Wells Fargo Mortgage Backed Securities 2006-AR14 Trust
Series 2006-AR14, 4.557%, 10/25/2036 (c)	$3,041	$2,983
TOTAL OTHER MORTGAGE RELATED SECURITIES (Cost $3,041)		$2,983

US GOVERNMENTS - 29.80%
Sovereign - 29.80%
United States Treasury Bond
4.750%, 2/15/2037	$27,035,000	$37,248,105
United States Treasury Note
2.375%, 8/15/2024	1,000,000	1,030,625
2.250%, 2/15/2027	2,575,000	2,647,321
2.375%, 5/15/2029	11,645,000	12,112,165
TOTAL US GOVERNMENTS (Cost $50.234,942)		$53,038,216

	Shares	Value
SHORT-TERM INVESTMENTS - 1.85%
Money Market Funds - 1.85%
BlackRock Liquidity Funds T-Fund - Institutional Class, 1.489% (e)	3,296,500	$3,296,500
TOTAL SHORT-TERM INVESTMENTS (Cost $3,296,500)		$3,296,500

Total Investments (Cost $173,900,938) - 99.40%		$176,933,511
Other Assets in Excess of Liabilites - 0.60%		1,073,487
TOTAL NET ASSETS - 100.00%		$178,006,998

Percentages are stated as a percent of net assets.

LIBOR	London Inter-bank Offered Rate
(a)	Non-income producing security.
(b)
Acquired in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $8,299,961, which represented 4.66% of the net assets of the Fund.

(c)	Variable rate security. The coupon is based on an underlying pool of loans.
(d)	Variable rate security. The coupon is based on a reference index and spread index.
(e)	The rate shown is the annualized seven day yield as of December 31, 2019.

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC or were otherwise determined by the Adviser to be appropriate.  This information is unaudited.

The accompanying notes are an integral part of these Schedules of Investments.